UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:          March 31, 2003
                                               ---------------------------------

Check here if Amendment [ ];  Amendment Number:
  This Amendment (Check only one.):    [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:            Krevlin Advisors, LLC
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Address:         650 Madison Avenue, 26th Floor
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                 New York, New York 10022
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Form 13F File Number: 28- 10404
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:            Glenn J. Krevlin
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Title:           Managing Member
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Phone:           (212) 610-9055
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Signature, Place, and Date of Signing:


          -------------------------     -------------------------     ----------
                 [Signature]                  [City, State]             [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number           Name

28-
   -------------------         -------------------------------------------------
[Repeat as necessary.]

                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                   2
                                          ---------------------------
Form 13F Information Table Entry Total:              52
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Form 13F Information Table Value Total:              293,377
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                                                     (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.      Form 13F File Number      Name

     01       28- N/A                       GJK Capital Management, LLC
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     02       28- N/A                       Glenhill Overseas Management, LLC
     ------       -------------------   ----------------------------------------

                                                     FORM 13F INFORMATION TABLE

        Column 1           Column 2    Column 3    Column 4         Column 5          Column 6    Column 7            Column 8
                           Title of                  Value   Shares or   Sh/   Put/  Investment     Other         Voting Authority
     Name of Issuer         Class       CUSIP      (x$1000)   Prn Amt    Prn   Call  Discretion   Managers     Sole     Shared  None

Administaff Inc              Com     007094 10 5     4,401     704,100   SH             Sole                   704,100
Charter Communications, I    Com     16117M 10 7        43      52,281   SH             Sole                    52,281
Cree, Inc.                   Com     225447 10 1    10,586     571,600   SH             Sole                   571,600
Footstar Inc.                Com     344912 10 0     1,617     192,500   SH             Sole                   192,500
Great Atlantic & Pacific     Com     390064 10 3     1,262     292,700   SH             Sole                   292,700
Corning Incorporated         Com     219350 10 5     2,920     500,000   SH             Sole                   500,000
Goodyear Tire And Rubber     Com     382550 10 1     4,601     889,900   SH             Sole                   889,900
LeapFrog Enterprises, Inc    Com     52186N 10 6     3,881     162,800   SH             Sole                   162,800
Leap Wireless Internation    Com     521863 10 0        14     104,789   SH             Sole                   104,789
NetFlix.com                  Com     64110L 10 6     2,035     100,000   SH             Sole                   100,000
Omnivision Technology        Com     682128 10 3     6,506     314,000   SH             Sole                   314,000
Plug Power Inc.              Com     72919P 10 3       321      63,478   SH             Sole                    63,478
Silicon Laboratories Inc     Com     826919 10 2     8,125     310,700   SH             Sole                   310,700
Us Airways Group Inc         Com     911905 10 7        24     298,542   SH             Sole                   298,542
United Natural Foods Inc     Com     911163 10 3     3,825     150,000   SH             Sole                   150,000
Worldcom Inc                 Com     98157D 10 6       418   3,320,440   SH             Sole                 3,320,440
Restoration Hardware Ser     Com          N/A        1,369     684,395   SH             Sole                   684,395
Automatic Data Processing    Com     053015 10 3     1,854      60,200   SH             Sole                    60,200
Amazon.Com Inc               Com     023135 10 6       431      16,562   SH             Sole                    16,562
Abercrombie & Fitch Co.      Com     002896 20 7    11,583     385,700   SH             Sole                   385,700
Apogent Technologies Inc     Com     03760A 10 1    12,085     828,900   SH             Sole                   828,900
CEC Entertainment, Inc.      Com     125137 10 9     4,082     150,000   SH             Sole                   150,000
Clean Harbors Inc            Com     184496 10 7     7,907     658,400   SH             Sole                   658,400
Casual Male Retail Group     Com     148711 10 4     8,953   2,974,400   SH             Sole                 2,974,400
Delta & Pine                 Com     247357 10 6     3,645     161,200   SH             Sole                   161,200
Bottomline Technologies I    Com     101388 10 6       987     179,406   SH             Sole                   179,406
Family Dollar Stores Inc     Com     307000 10 9    18,262     591,400   SH             Sole                   591,400

Flowers Foods Inc            Com     343498 10 1       290      10,600   SH             Sole                    10,600
Guess ?, Inc.                Com     401617 10 5     7,526   2,114,000   SH             Sole                 2,114,000
Harman International         Com     413086 10 9       984      16,800   SH             Sole                    16,800
CarMax Inc                   Com     143130 10 2     1,020      70,000   SH             Sole                    70,000
Longs Drug Store Corp        Com     543162 10 1     7,656     510,400   SH             Sole                   510,400
Moore Ltd.                   Com     615785 10 2    23,829   2,275,900   SH             Sole                 2,275,900
Magna Entertainment          Com     559222 40 1     6,901   1,601,200   SH             Sole                 1,601,200
M & F Worldwide Corp         Com     552541 10 4     5,832     875,700   SH             Sole                   875,700
Championship Auto Racing     Com     158711 10 1     2,349     641,900   SH             Sole                   641,900
Newhall Land & Farming Co    Com     651426 10 8     6,064     208,600   SH             Sole                   208,600
Wild Oats Markets Inc        Com     96808B 10 7     7,857     848,500   SH             Sole                   848,500
Opinion Research Corp        Com     683755 10 2       887     225,800   SH             Sole                   225,800
Pier 1 Imports               Com     720279 10 8     8,139     513,200   SH             Sole                   513,200
Catalina Marketing Corp      Com     148867 10 4    12,817     666,500   SH             Sole                   666,500
Pathmark Stores Inc          Com     70322A 10 1     9,793   1,466,000   SH             Sole                 1,466,000
Reader'S Digest Assoc., I    Com     755267 10 1    19,409   1,901,000   SH             Sole                 1,901,000
Restoration Hardware Inc     Com     760981 10 0     2,304     918,000   SH             Sole                   918,000
Resortquest Intl Inc         Com     761183 10 2     2,686     866,600   SH             Sole                   866,600
Sola International Inc       Com     834092 10 8    14,502   1,173,270   SH             Sole                 1,173,270
Sonic Corp                   Com     83545G 10 2     8,203     322,200   SH             Sole                   322,200
Sports Authority             Com     849176 10 2    10,167   1,456,600   SH             Sole                 1,456,600
Tyco                         Com     902124 10 6    10,931     850,000   SH             Sole                   850,000
GM Put @ 10 exp 1/04         Com     370442 95 5       250      10,000   SH    Put      Sole                    10,000
S Put @ 10 exp 1/17/04       Com     812387 95 8       183       5,216   SH    Put      Sole                     5,216
NLS Put @ 25 exp 4/03        Com     63910B 95 2     1,060       1,000   SH    Put      Sole                     1,000